Interest Bearing Loans And Borrowings - Summary of Interest-bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Interest Bearing Loans And Borrowing [Abstract]
Nordic Bonds	$ 182,783
Liabilities to credit institutions	182,783	$ 116,216
Total non-current interest-bearing loans and borrowings	182,783	116,216
Convertible Notes	333,145	324,395	$ 323,528
Nordic Bonds	4,276
Liabilities to credit institutions	2,845	5,757
Total current interest-bearing loans and borrowings	340,266	330,152
Total	$ 523,049	$ 446,368